Mineral properties (Details Narrative) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 15, 2021	Apr. 15, 2021	Sep. 30, 2020	Dec. 31, 2019	Jul. 31, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2021	Dec. 31, 2018	Jan. 31, 2016
IfrsStatementLineItems [Line Items]
Investment property				$ 29,640		$ 33,533	$ 30,582	$ 29,640
Impairment charge						1,489
Exploration expenditures						4,604	2,303	2,608
La Josefina Project [Member]
IfrsStatementLineItems [Line Items]
Purchase of mining assets					$ 200
Ownership interest in joint venture					81.00%
Earning interest					49.00%
Decription of investments in Joint Ventures					The Company has the right to buy back any increase in Fomicruz’s ownership interest in the JV Corporation at a purchase price of $0.2 million per each percentage interest owned by Fomicruz down to its initial ownership interest of 19%; the Company can also purchase 10% of the Fomicruz’s initial 19% JV Corporation ownership interest by negotiating a purchase price with Fomicruz. Under the agreement, the Company has until the end of 2019 to complete cumulative exploration expenditures of $18 million and determine if it will enter into production on the property.
Exploration expenditures					$ 18,000
Incurred amount										$ 20,000
La Josefina Project [Member] | Fomicruz [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture					19.00%
Net Smelter Royalty Agreement [Member] | Fomicruz [Member]
IfrsStatementLineItems [Line Items]
Investment property						5,000
Mining assets [member]
IfrsStatementLineItems [Line Items]
Investment property				$ 23,181		27,074	24,123	$ 23,181
Impairment charge						1,489
Mining assets [member] | San Jose Project [Member]
IfrsStatementLineItems [Line Items]
Investment property											$ 1,996
Percentage of issued and outstanding shares				42.50%				42.50%
Impairment charge				$ 1,996
Mining assets [member] | Lomada Project [Member]
IfrsStatementLineItems [Line Items]
Impairment charge						989
Mina Angela Property [Member]
IfrsStatementLineItems [Line Items]
Investment property			$ 500
Impairment charge						$ 500
Percentage of acquired			100.00%						100.00%
Description of investment property	This newly approved law regarding mining zoning would have enabled the Company to advance the development of 101,151 ha of its mining concessions, including Mina Angela. However, on December 20, 2021, the Chubut Governor, sent a bill to the legislature of the Province of Chubut to retract the recent amendments as a result of the violent demonstrations that occurred soon after such law was enacted.
Mina Angela Property [Member] | Net Smelter Royalty [Member]
IfrsStatementLineItems [Line Items]
Receivables from properties percentage			1.25%
Purchase of mining assets			$ 1,000
Mina Angela Property [Member] | First Earn in Payment [Member]
IfrsStatementLineItems [Line Items]
Investment property			250
Mina Angela Property [Member] | Second Earn In Payment [Member]
IfrsStatementLineItems [Line Items]
Investment property			$ 250						$ 250
PGSA and Abril Project [Member] | Net Smelter Royalty Agreement [Member] | Fomicruz [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage						2.00%
La Josefina Project and La Valenciana Project [Member] | Net Smelter Royalty Agreement [Member] | Fomicruz [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage						5.00%
Homenaje Project [Member] | Definitive Agreements [Member] | Vendors [Member]
IfrsStatementLineItems [Line Items]
Undivided interest		75.00%
Homenaje Project [Member] | Option Agreement [Member] | Vendors [Member]
IfrsStatementLineItems [Line Items]
Exploration expenditures		$ 2,550
Undivided interest		75.00%
Description of interest upon completion of project		Upon Patagonia completing the Earn-In Obligations, Patagonia and the Vendors will hold 75% and 25%, respectively, in a joint venture company holding the Homenaje Project. If either party’s equity interest is diluted below 10%, it will convert to a 2% NSR royalty.
Homenaje Project [Member] | Option Agreement [Member] | Vendors [Member] | Top of range [member] | First 18 month [Member]
IfrsStatementLineItems [Line Items]
Exploration expenditures		$ 400
Homenaje Project [Member] | Option Agreement [Member] | Vendors [Member] | Top of range [member] | 12-month period [Member]
IfrsStatementLineItems [Line Items]
Exploration expenditures		400
Homenaje Project [Member] | Option Agreement [Member] | Vendors [Member] | Top of range [member] | Six-month period [Member]
IfrsStatementLineItems [Line Items]
Exploration expenditures		$ 200
Nico Project [Member] | Definitive Agreements [Member] | Vendors [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage		1.50%
Undivided interest		100.00%